Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Milliman Funds Trust
Entity Central Index Key	0002096904
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Milliman Healthcare Inflation Guard ETF
Shareholder Report [Line Items]
Fund Name	Milliman Healthcare Inflation Guard ETF
Class Name	Milliman Healthcare Inflation Guard ETF
Trading Symbol	MHIG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Milliman Healthcare Inflation Guard ETF for the period of April 20, 2026 (fund inception), to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://millimanfunds.com/etfs/mhig. You can also request this information by contacting us at 1-855-700-7959.
Additional Information Phone Number	1-855-700-7959
Additional Information Website	https://millimanfunds.com/etfs/mhig
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Milliman Healthcare Inflation Guard ETF	$9	0.48%†
[1],[2],[3]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.48%	[2],[3]
Net Assets	$ 987,789
Holdings Count | $ / shares	70
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$987,789
Number of Holdings	70
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of net assets)
Exchange Traded Funds	53.0%
U.S. Treasury Bills	27.6%
Common Stocks	18.2%
Purchased Options	1.1%
Written Options	(0.0)%
Cash & Other	0.1%

Top Holdings	(% of net assets)
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	35.3%
United States Treasury Bill	27.6%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	14.3%
State Street SPDR S&P 500 ETF Trust	3.4%
Eli Lilly & Co.	1.7%
UnitedHealth Group, Inc.	1.5%
SPDR Gold Shares, Expiration: 08/19/2026; Exercise Price: $370.13	1.1%
Johnson & Johnson	1.0%
Thermo Fisher Scientific, Inc.	1.0%
Abbott Laboratories	0.8%

Updated Prospectus Web Address	https://millimanfunds.com/etfs/mhig
Milliman Healthcare Inflation Plus ETF
Shareholder Report [Line Items]
Fund Name	Milliman Healthcare Inflation Plus ETF
Class Name	Milliman Healthcare Inflation Plus ETF
Trading Symbol	MHIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Milliman Healthcare Inflation Plus ETF for the period of April 20, 2026 (fund inception), to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://millimanfunds.com/etfs/mhip. You can also request this information by contacting us at 1-855-700-7959.
Additional Information Phone Number	1-855-700-7959
Additional Information Website	https://millimanfunds.com/etfs/mhip
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Milliman Healthcare Inflation Plus ETF	$10	0.50%†
[4],[5],[6]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.50%	[5],[6]
Net Assets	$ 994,139
Holdings Count | $ / shares	71
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$994,139
Number of Holdings	71
Portfolio Turnover	34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(% of net assets)
Common Stocks	47.1%
U.S. Treasury Bills	25.9%
Exchange Traded Funds	24.9%
Purchased Options	2.1%
Written Options	(0.0)%
Cash & Other	0.0%

Top Holdings	(% of net assets)
United States Treasury Bill	25.9%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	11.5%
State Street SPDR Portfolio S&P 500 ETF	8.8%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	4.5%
Eli Lilly & Co.	4.3%
UnitedHealth Group, Inc.	3.8%
Johnson & Johnson	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Abbott Laboratories	2.2%
SPDR Gold Shares, Expiration: 08/19/2026; Exercise Price: $349.57	2.1%

Updated Prospectus Web Address	https://millimanfunds.com/etfs/mhip

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from April 20, 2026 (fund inception) through June 30, 2026. Expenses would be higher if the Fund had been in operation for a complete six month fiscal period.

[3]
†	Excludes fees and expenses incurred as a result of investments in underlying funds.

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from April 20, 2026 (fund inception) through June 30, 2026. Expenses would be higher if the Fund had been in operation for a complete six month fiscal period.

[6]
†	Excludes fees and expenses incurred as a result of investments in underlying funds.